Related Party - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Related Party Transaction [Line Items]
Claims recovery service income	$ 8,076	[1]	$ 3,414	[1]	$ 14,500	[2]	$ 13,632	[2]
Funds Held For Other Entities [Member]
Related Party Transaction [Line Items]
Note payable related party					500
Funds Held For Other Entities [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current	39,700				39,700		38,800
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current	8,500				5,500		200
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current	3,500				3,400		4,300
MSP Recovery Aviation, LLC [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current	153				153		153
Series MRCS LLC [Member] | Claims Financing Obligation and Notes Payable [Member]
Related Party Transaction [Line Items]
Note payable related party	500				500
Other Affiliates [Member] | Additional Receivables From Other Affiliates [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current	89				92		17
VRM [Member]
Related Party Transaction [Line Items]
Claims recovery service income	7,300		$ 2,700		11,500		13,100
MSP National LLC [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due to related party current	$ 400				$ 400		$ 400

[1]	For the three months ended March 31, 2022 and 2021, claims recovery service income included $7.3 million and $2.7 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.
[2]	For the years ended December 31, 2021 and 2020, claims recovery service income included $11.5 million and $13.1 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.